Movement of Allowance for Inventory (Detail) (Inventory Valuation Reserve, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Valuation Reserve
Inventory [Line Items]
Balance at beginning of the year	$ 6,128	$ 4,646	$ 1,985
Charge to expenses	1,643	1,475	3,142
Written-off	(3,019)	(149)	(549)
Exchange difference	(155)	156	68
Balance at end of the year	$ 4,597	$ 6,128	$ 4,646